LOANS TO THIRD PARTIES	6 Months Ended
Dec. 31, 2019
LOANS TO THIRD PARTIES
LOANS TO THIRD PARTIES

NOTE 7. LOANS TO THIRD PARTIES

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Working fund to third party companies	¥4,960,000	¥—	$—
Allowance for doubtful accounts	—	—	—
Total loans to third parties	¥4,960,000	¥—	$—

Loans to third-parties are mainly used for short-term funding to support the Company’s external business partners. These loans bear no interest and have terms of no more than one year. The Company periodically reviewed the loans to third parties as to whether their carrying values remain realizable. The loans to third parties were fully collected back during the six months ended December 31, 2019.